Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of inventories [abstract]
Summary of Inventories
As of September 30, 2022 and December 31, 2021, inventories were as follows:

	September 30, 2022		December 31, 2021
Refined and petrochemicals products	Ps.	73,864,875	Ps.	40,359,715
Products in transit	63,383,057		21,614,227
Crude oil	27,418,100		18,540,376
Materials and products in stock	5,488,139		5,036,587
Materials in transit	337,832		313,899
Gas and condensate products	295,674		248,338
	Ps.	170,787,677	Ps.	86,113,142